Schedule of Black-Scholes Option Pricing Model Weighted Average Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Risk-free interest		4.57%	4.57%
Dividend yields			0.00%
Volatility
Minimum [Member]
Property, Plant and Equipment [Line Items]
Volatility			45.09%
Expected option term ( years)	5 years	5 years	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Volatility			45.81%
Expected option term ( years)	6 years 7 months 24 days	6 years 1 month 13 days	6 years 1 month 13 days